Note 8 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents Abstract
Table of Cash and Cash Equivalents
	December 31, 2018	December 31, 2017	January 1, 2017
Cash	15,570,831	11,778,171	26,121,203
BCRA - Unrestricted current account	75,503,977	43,448,249	57,576,161
Balances with other local and foreign institutions	8,030,653	1,227,264	5,049,061
TOTAL	99,105,461	56,453,684	88,746,425